Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 53.4	SFr 31.2
Total other non-current financial liabilities at amortized cost	190.3	138.8
Total current and non-current financial liabilities	243.7	170.0
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	53.4	31.2
Total other non-current financial liabilities at amortized cost	190.3	138.8
Financial liabilities at amortized cost | Lease liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	38.7	21.6
Total other non-current financial liabilities at amortized cost	190.3	138.8
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 14.8	SFr 9.5